Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Investments in Community Development and Tax-advantaged VIEs

The following table provides a summary of investments in community development and tax-advantaged VIEs that the Company has not consolidated:

At December 31 (Dollars in Millions)	2016	2015
Investment carrying amount	$5,009	$5,257
Unfunded capital and other commitments	2,477	2,499
Maximum exposure to loss	10,373	9,436